Organization and Plan of Business Operations (Details) - USD ($)		3 Months Ended	11 Months Ended	12 Months Ended
	Aug. 13, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Organization and Plan of Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)	4,500,000
warrant price per share (in Dollars per share)		$ 1.00		$ 1.00
Business combination maturity term		180 days		180 days
Transaction costs		$ 19,483,537		$ 19,483,537
Underwriting fees		6,900,000		6,900,000
Deferred underwriting fees		12,075,000		12,075,000
Other costs		508,537		508,537
Cash was held outside of the Trust Account		$ 1,230,680		$ 1,230,680
Minimum percentage of trust account required for business combination		80.00%		80.00%
Percentage of maximum redeeming shares		15.00%		15.00%
Amount of net tangible assets		$ 5,000,001		$ 5,000,001
Aggregate of fair market value percentage		80.00%
Dissolution expenses		$ 100,000
Share price (in Dollars per share)		$ 10.00
Gross proceeds from public shares units			$ 309,237,190
Gross proceeds private placement warrants			$ 8,650,000
Trust account, description				the Business Combination must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the Trust Account (less any Deferred Commissions (as defined below) and taxes payable on interest earned) at the time of the Company signing a definitive agreement in connection with the Business Combination.
Initial Public Offering [Member]
Organization and Plan of Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)	34,500,000
Generating gross proceeds	$ 345,000,000
Net proceeds	$ 345,000,000
Price per unit (in Dollars per share)	$ 10.00
Dissolution expenses		$ 100,000
Share price (in Dollars per share)				$ 10.00
Gross proceeds from public shares units	$ 345,000,000
Gross proceeds from public shares units (in Shares)				345,000,000
Private Placement Warrants [Member]
Organization and Plan of Business Operations (Details) [Line Items]
Generating gross proceeds		$ 8,650,000
Sale of warrants (in Shares)		8,650,000
warrant price per share (in Dollars per share)		$ 1.00
Share price (in Dollars per share)				$ 1.00
Sale of private warrants shares (in Shares)				8,650,000
Gross proceeds private placement warrants				$ 8,650,000
Business Combination [Member]
Organization and Plan of Business Operations (Details) [Line Items]
Outstanding voting percentage		50.00%		50.00%
Business Combination [Member] | Initial Public Offering [Member]
Organization and Plan of Business Operations (Details) [Line Items]
Business combination, description				(i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding public shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its Board of Directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In the event of a liquidation, the Public Shareholders will be entitled to receive a full pro rata interest in the Trust Account (initially anticipated to be approximately $10.00 per share, plus any pro rata interest earned on the Trust Fund not previously released to the Company and less up to $100,000 of interest to pay dissolution expenses). There will be no redemption rights or liquidating distributions with respect to the Founder Shares (as defined below) or the Private Placement Warrants, which will expire worthless if the Company fails to complete a Business Combination within the 24-month time period.